Special Opportunities Fund, Inc.
Portfolio of Investments
September 30, 2022 (Unaudited)

INVESTMENT COMPANIES - 84.13%	Shares	Value
Closed-End Funds - 69.71%
Aberdeen Asia-Pacific Income Fund, Inc.	560,502	$1,412,465
Adams Diversified Equity Fund, Inc.	322,377	4,697,033
Apollo Tactical Income Fund, Inc.	96,992	1,142,566
BlackRock California Municipal Income Trust	286,246	2,942,609
Blackrock ESG Capital Allocation Trust	225,965	2,894,612
Blackstone Strategic Credit Fund	17,663	187,758
Center Coast Brookfield MLP & Energy Infrastructure Fund	56,762	939,979
Central and Eastern Europe Fund, Inc.	8,699	57,500
Central Securities Corp.	214,394	7,233,654
Cushing MLP & Infrastructure Total Return Fund	65,450	2,132,361
Delaware Enhanced Global Dividend & Income Fund	334,480	2,287,843
Delaware Investments National Municipal Income Fund	46,107	502,105
Delaware Ivy High Income Opportunities Fund	29,962	302,317
Destra Multi-Alternative Fund	152,999	994,493
Dividend and Income Fund	350,673	3,639,986
DoubleLine Yield Opportunities Fund	8,560	115,474
DWS Municipal Income Trust	84,800	705,536
Eaton Vance New York Municipal Bond Fund	208,134	1,758,732
Ellsworth Growth and Income Fund Ltd.	77,150	617,971
First Trust Dynamic Europe Equity Income Fund	191,383	1,825,794
First Trust High Income Long/Short Fund	11,379	123,348
General American Investors Co., Inc.	324,541	10,985,713
High Income Securities Fund	242,733	1,672,430
Highland Global Allocation Fund	82,732	721,423
Highland Income Fund	397,753	3,866,159
Macquarie Global Infrastructure Total Return Fund, Inc.	50,264	957,529
Mexico Equity & Income Fund, Inc. (a)	100,100	755,755
MFS High Income Municipal Trust	68,602	231,189
MFS High Yield Municipal Trust	253,557	763,207
MFS Investment Grade Municipal Trust	89,587	602,920
MFS Municipal Income Trust	19,977	96,689
Miller/Howard High Dividend Fund	45,767	415,107
Morgan Stanley Emerging Markets Debt Fund, Inc.	326,318	2,010,119
Neuberger Berman California Municipal Fund, Inc.	77,565	814,432
Neuberger Berman New York Municipal Fund, Inc.	69,897	646,547
Neuberger Berman Next Generation Connectivity Fund, Inc.	357,459	3,374,413
New America High Income Fund, Inc.	45,969	299,258
Nuveen Emerging Markets Debt 2022 Target Term Fund	637	4,099
Nuveen Multi-Asset Income Fund	12,779	145,553
Nuveen Short Duration Credit Opportunities Fund	127,679	1,510,443
Pershing Square Holdings Ltd. Fund (f)	10,000	302,050
PGIM Global High Yield Fund, Inc.	68,996	729,978
Pioneer Municipal High Income Opportunities Fund, Inc.	4,636	47,009
Saba Capital Income & Opportunities Fund	538,026	4,255,786
SRH Total Return Fund, Inc.	929,987	10,118,258
Taiwan Fund, Inc.	223,819	4,702,437
Templeton Global Income Fund	870,224	3,541,812
The New Ireland Fund, Inc.	108,406	712,227
The Swiss Helvetia Fund, Inc.	236,992	1,609,176
Tortoise Energy Independence Fund, Inc.	8,189	231,851
Tortoise Power and Energy Infrastructure Fund, Inc.	132,659	1,656,911
Vertical Capital Income Fund	310,486	2,769,535
Virtus Total Return Fund, Inc.	403,236	2,512,160
Western Asset Intermediate Muni Fund, Inc.	1,082	7,953
Western Asset Municipal Partners Fund, Inc.	20,390	228,368
		99,812,632
Business Development Companies - 14.42%
Barings BDC, Inc.	211,418	1,748,427
CION Investment Corp.	822,020	6,987,170
Crescent Capital BDC, Inc.	93,701	1,407,389
FS KKR Capital Corp.	203,874	3,455,664
Logan Ridge Finance Corp. (a)	68,661	1,233,152
Portman Ridge Finance Corp.	123,966	2,603,286
Runway Growth Finance Corp.	241,170	2,742,103
SuRo Capital Corp.	120,880	467,806
		20,644,997
Total Investment Companies (Cost $134,885,258)		120,457,629

TRUST CERTIFICATES - 0.25%
Copper Property CTL Pass Through Trust	24,620	338,525
Lamington Road Grantor Trust (a)(c)(f)	320,690	18,279
Total Trust Certificates (Cost $419,825)		356,804

PREFERRED STOCKS - 1.41%
Real Estate Investment Trusts - 1.41%
Brookfield DTLA Fund Office Trust Investor, Inc.	171,723	1,617,631
NexPoint Diversified Real Estate Trust	22,324	401,832
Total Preferred Stocks (Cost $4,932,717)		2,019,463

OTHER COMMON STOCKS - 12.53%
Food & Staples Retailing - 0.47%
Village Super Market, Inc.	34,607	668,953
Oil, Gas & Consumable Fuels - 5.46%
Texas Pacific Land Corp.	4,400	7,819,812
Real Estate Investment Trusts - 6.00%
Creative Media & Community Trust Corp.	26,801	171,258
Indus Realty Trust, Inc.	47,874	2,507,161
Lument Finance Trust, Inc.	407,629	880,479
NexPoint Diversified Real Estate Trust	202,079	2,536,091
Seven Hills Realty Trust	274,093	2,499,728
		8,594,717
Real Estate Management & Development - 0.60%
Howard Hughes Corp. (a)	12,000	664,680
Trinity Place Holdings, Inc. (a)	221,748	195,671
		860,351
Total Other Common Stocks (Cost $20,095,964)		17,943,833

	Shares/Units
SPECIAL PURPOSE ACQUISITION VEHICLES - 31.53% (a)
Alset Capital Acquisition Corp. Units	47,500	470,250
AltC Acquisition Corp.	100,000	976,000
Ares Acquisition Corp. (f)	100,000	993,000
Austerlitz Acquisition Corp. I (f)	50,000	490,500
Austerlitz Acquisition Corp. II (f)	100,000	981,000
B Riley Principal 250 Merger Corp.	99,999	978,990
Big Sky Growth Partners, Inc. Units	1	10
Big Sky Growth Partners, Inc.	101,000	987,780
Blockchain Coinvestors Acquisition Corp. I (f)	65,000	655,200
C5 Acquisition Corp. Units	100,000	1,022,000
Cactus Acquisition Corp. 1 Ltd. (f)	81,400	818,070
Cartesian Growth Corp. II Units (f)	2	20
Cartesian Growth Corp. II (f)	65,958	659,580
Churchill Capital Corp. V	105,728	1,046,707
Churchill Capital Corp. VI	81,000	796,311
Churchill Capital Corp. VII	124,920	1,227,963
Colombier Acquisition Corp. Units	100,000	971,000
Corner Growth Acquisition Corp. (f)	99,999	996,490
Digital Health Acquisition Corp.	116,000	1,175,080
DTRT Health Acquisition Corp.	76,250	774,700
Elliott Opportunity II Corp. (f)	100,000	984,000
FG Merger Corp. Units	200,000	2,006,000
Fifth Wall Acquisition Corp. III (f)	73,639	724,608
FinTech Acquisition Corp. VI	100,000	994,000
Fortress Value Acquisition Corp. IV	53,000	521,520
Forum Merger IV Corp.	96,900	950,589
FTAC Hera Acquisition Corp. (f)	142,000	1,409,350
Fusion Acquisition Corp. II	139,998	1,377,580
G Squared Ascend II, Inc. (f)	67,998	674,540
Graf Acquisition Corp. IV Units	100,000	975,000
GX Acquisition Corp. II	150,000	1,471,500
Healthcare Services Acquisition Corp. Units	100,000	992,000
HNR Acquisition Corp.	63,000	631,260
Jack Creek Investment Corp. (f)	81,378	809,711
Keyarch Acquisition Corp. (f)	150,000	1,495,500
KKR Acquisition Holdings I Corp.	100,000	984,000
Landcadia Holdings IV, Inc.	100,000	982,000
Larkspur Health Acquisition Corp. Units	87,000	872,610
Leo Holdings Corp. II Units (f)	3	30
Leo Holdings Corp. II (f)	49,232	490,351
LIV Capital Acquisition Corp. II Units (f)	94,500	947,835
Live Oak Crestview Climate Acquisition Corp. Units	1,621	15,837
M3-Brigade Acquisition III Corp. Units	110,000	1,108,800
Marlin Technology Corp. (f)	17,199	171,130
Murphy Canyon Acquisition Corp. Units	94,500	948,780
Oxbridge Acquisition Corp. (f)	50,000	503,000
Periphas Capital Partnering Corp. Units	2,980	73,815
Post Holdings Partnering Corp. Units	150,000	1,458,000
PWP Forward Acquisition Corp. I	50,000	491,000
Screaming Eagle Acquisition Corp. (f)	149,999	1,450,520
Screaming Eagle Acquisition Corp. Units (f)	1	10
Social Capital Suvretta Holdings Corp. II (f)	50,000	490,000
Social Capital Suvretta Holdings Corp. IV (f)	50,000	491,000
Tishman Speyer Innovation Corp. II Units	93,530	922,206
Z-Work Acquisition Corp.	72,000	709,200
Total Special Purpose Acquisition Vehicles (Cost $44,807,435)		45,147,933

	Principal
	Amount
CORPORATE OBLIGATIONS - 2.32%
Lamington Road DAC (b)(c)(f)
5.000%, 04/07/2121	$3,482,622	2,115,345
9.750%, 04/07/2121	1,708,119	1,204,224
Total Corporate Obligations (Cost $4,873,917)		3,319,569

UNSECURED NOTES - 3.80%
iMedia Brands, Inc.
8.500%, 09/30/2026	46,727	616,796
Sachem Capital Corp.
7.125%, 06/30/2024	60,000	1,482,000
7.750%, 09/30/2025	120,000	2,903,232
6.000%, 03/30/2027	20,000	440,800
Total Unsecured Notes (Cost $6,128,175)		5,442,828

	Shares
WARRANTS - 0.25% (a)
African Gold Acquisition Corp.
Expiration: March 2028	150,000	6,000
Exercise Price: $11.50 (f)
Agba Acquisition Ltd.
Expiration: May 2024	51,750	2,277
Exercise Price: $11.50 (f)
Andretti Acquisition Corp.
Expiration: March 2028	72,334	5,895
Exercise Price: $11.50 (f)
Arbor Rapha Capital Bioholdings Corp. I
Expiration: March 2023	30,933	1,547
Exercise Price: $11.50
Ares Acquisition Corp.
Expiration: December 2027	20,000	2,300
Exercise Price: $11.50 (f)
Authentic Equity Acquisition Corp.
Expiration: December 2027	54,000	2,160
Exercise Price: $11.50 (f)
B Riley Principal 250 Merger Corp.
Expiration: December 2027	33,333	3,667
Exercise Price: $11.50
Big Sky Growth Partners, Inc.
Expiration: February 2023	25,250	2,045
Exercise Price: $11.50
Biote Corp.
Expiration: February 2027	26,521	9,060
Exercise Price: $11.50
Blockchain Coinvestors Acquisition Corp. I
Expiration: November 2028	32,500	2,285
Exercise Price: $11.50 (f)
Cactus Acquisition Corp. 1 Ltd.
Expiration: July 2023	40,700	2,853
Exercise Price: $11.50 (f)
Cartesian Growth Corp. II
Expiration: July 2028	21,986	1,979
Exercise Price: $11.50 (f)
CF Acquisition Corp. VIII
Expiration: December 2027	8,500	595
Exercise Price: $11.50
Churchill Capital Corp. V
Expiration: October 2027	26,432	2,247
Exercise Price: $11.50
Churchill Capital Corp. VI
Expiration: December 2027	16,200	2,268
Exercise Price: $11.50
Churchill Capital Corp. VII
Expiration: February 2028	24,984	3,373
Exercise Price: $11.50
Conyers Park III Acquisition Corp.
Expiration: August 2028	99,245	14,361
Exercise Price: $11.50
Corner Growth Acquisition Corp.
Expiration: December 2027	33,333	667
Exercise Price: $11.50 (f)
Corner Growth Acquisition Corp. 2
Expiration: March 2023	14,366	532
Exercise Price: $11.50 (f)
Digital Health Acquisition Corp.
Expiration: October 2023	116,000	16,820
Exercise Price: $11.50
DTRT Health Acquisition Corp.
Expiration: November 2022	38,125	7,625
Exercise Price: $11.50
Dune Acquisition Corp.
Expiration: October 2027	19,300	1,042
Exercise Price: $11.50
EdtechX Holdings Acquisition Corp. II
Expiration: June 2027	55,500	3,330
Exercise Price: $11.50
Elliott Opportunity II Corp.
Expiration: February 2023	150,000	24,000
Exercise Price: $11.50 (f)
FAST Acquisition Corp. II
Expiration: March 2026	32,087	13,592
Exercise Price: $11.50
FinTech Acquisition Corp. VI
Expiration: December 2027	25,000	1,002
Exercise Price: $11.50
Fortress Value Acquisition Corp. IV
Expiration: March 2028	6,625	1,157
Exercise Price: $11.50
Forum Merger IV Corp.
Expiration: December 2027	24,225	1,453
Exercise Price: $11.50
FTAC Hera Acquisition Corp.
Expiration: December 2027	35,500	3,039
Exercise Price: $11.50 (f)
Fusion Acquisition Corp. II
Expiration: December 2027	46,666	2,333
Exercise Price: $11.50
G Squared Ascend II, Inc.
Expiration: December 2026	22,666	2,269
Exercise Price: $11.50 (f)
GigInternational1, Inc.
Expiration: April 2026	70,906	2,957
Exercise Price: $11.50
GX Acquisition Corp. II
Expiration: December 2028	50,000	4,965
Exercise Price: $11.50
HIG Acquisition Corp.
Expiration: October 2025	150,000	540
Exercise Price: $11.50 (f)
HNR Acquisition Corp.
Expiration: July 2028	63,000	11,970
Exercise Price: $11.50
IG Acquisition Corp.
Expiration: October 2027	88,173	13,226
Exercise Price: $11.50
Industrial Human Capital, Inc.
Expiration: December 2028	111,300	2,226
Exercise Price: $11.50
Insight Acquisition Corp.
Expiration: February 2023	12,450	871
Exercise Price: $11.50
Investcorp Europe Acquisition Corp. I
Expiration: November 2028	150,000	4,500
Exercise Price: $11.50 (f)
Jack Creek Investment Corp.
Expiration: December 2027	215,689	56,079
Exercise Price: $11.50 (f)
Juniper II Corp.
Expiration: December 2028	104,500	12,540
Exercise Price: $11.50
Keyarch Acquisition Corp.
Expiration: July 2028	75,000	3,750
Exercise Price: $11.50 (f)
KKR Acquisition Holdings I Corp.
Expiration: December 2027	25,000	3,000
Exercise Price: $11.50
Lamington Road
Expiration: July 2025	640,000	0
Exercise Price: $0.20 (c)(e)(f)
Landcadia Holdings IV, Inc.
Expiration: March 2028	25,000	3,750
Exercise Price: $11.50
Leo Holdings Corp II
Expiration: January 2028	12,308	332
Exercise Price: $11.50 (f)
Longview Acquisition Corp. II
Expiration: May 2026	8,908	624
Exercise Price: $11.50
Marlin Technology Corp.
Expiration: March 2026	5,733	344
Exercise Price: $11.50 (f)
Mason Industrial Technology, Inc.
Expiration: December 2027	75,000	2,745
Exercise Price: $11.50
Motive Capital Corp. II
Expiration: May 2028	79,025	7,902
Exercise Price: $11.50 (f)
Nogin, Inc.
Expiration: August 2027	55,350	4,724
Exercise Price: $11.50
Northern Star Investment Corp. III
Expiration: February 2028	17,833	749
Exercise Price: $11.50
Northern Star Investment Corp. IV
Expiration: December 2027	8,833	530
Exercise Price: $11.50
Oxbridge Acquisition Corp.
Expiration: January 2023	50,000	2,005
Exercise Price: $11.50 (f)
Post Holdings Partnering Corp.
Expiration: February 2023	150,000	15,720
Exercise Price: $11.50
PWP Forward Acquisition Corp. I
Expiration: March 2026	112,766	13,464
Exercise Price: $11.50
Quantum FinTech Acquisition Corp.
Expiration: December 2027	76,000	2,782
Exercise Price: $11.50
ScION Tech Growth I
Expiration: November 2025	75,000	2,250
Exercise Price: $11.50 (f)
Screaming Eagle Acquisition Corp.
Expiration: December 2027	33,333	7,333
Exercise Price: $11.50 (f)
Shapeways Holdings, Inc.
Expiration: October 2026	100,000	4,690
Exercise Price: $11.50
Signa Sports United NV
Expiration: December 2026	29,000	6,131
Exercise Price: $11.50 (f)
TCW Special Purpose Acquisition Corp.
Expiration: December 2028	144,374	8,662
Exercise Price: $11.50
Terran Orbital Corp.
Expiration: March 2028	17,083	3,482
Exercise Price: $11.50
TG Venture Acquisition Corp.
Expiration: August 2023	100,000	6,000
Exercise Price: $11.50
Z-Work Acquisition Corp.
Expiration: January 2026	24,000	840
Exercise Price: $11.50
Total Warrants (Cost $1,920,590)		355,456

RIGHTS - 0.02% (a)(f)
Agba Acquisition Ltd.	12,500	1,735
Keyarch Acquisition Corp.	150,000	16,500
Nocturne Acquisition Corp.	75,000	3,315
Total Rights (Cost $47,931)		21,550

MONEY MARKET FUNDS - 3.83%
Fidelity Institutional Government Portfolio - Class I, 2.730% (d)	2,744,675	2,744,675
Invesco Treasury Portfolio - Institutional Class, 2.883% (d)	2,743,676	2,743,676
Total Money Market Funds (Cost $5,488,351)		5,488,351

Total Investments (Cost $223,600,163) - 140.07%		200,553,416
Other Assets in Excess of Liabilities - 0.70%		1,000,820
Preferred Stock - (40.77)%		(58,373,850)
TOTAL NET ASSETS - 100.00%		$143,180,386

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The coupon rate shown represents the rate at September 30, 2022.
(c)	Fair valued securities. The total market value of these securities was $3,337,848, representing 2.33% of net assets. Value determined using significant unobservable inputs.
(d)	The rate shown represents the seven-day yield at September 30, 2022.
(e)	Illiquid securities. The total market value of these securities was $0, representing 0.00% of net assets.
(f)	Foreign-issued security.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. U.S. and foreign debt securities including short-term debt instruments having a maturity of 60 days or less shall be valued in accordance with the price supplied by a Pricing Service using the evaluated bid price. Money market mutual funds, demand notes and repurchase agreements are valued at cost, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The significant unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments are listed in the table of valuation techniques and inputs. Significant changes in any of these inputs in isolation may result in a change in fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

In addition to special meetings, the Valuation Committee meets prior to each regular quarterly Board meeting. At each quarterly meeting, the Adviser delivers a written report (the “Quarterly Report”) regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Valuation Committee reviews the Quarterly Report, discusses the valuation of the fair valued securities with appropriate levels of representatives from the Adviser’s management, and, unless more information is required, approves the valuation of fair valued securities.

The Valuation Committee also reviews other interim reports as necessary.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)*	Total
Investment Companies
Closed-End Funds	$99,812,632	$-	$-	$99,812,632
Business Development Companies	20,644,997	-	-	20,644,997
Trust Certificates	338,525	-	18,279	356,804
Preferred Stocks
Real Estate Investment Trusts	2,019,463	-	-	2,019,463
Other Common Stocks
Food & Staples Retailing	668,953	-	-	668,953
Oil, Gas & Consumable Fuels	7,819,812	-	-	7,819,812
Real Estate Investment Trusts	8,594,717	-	-	8,594,717
Real Estate Management & Development	860,351	-	-	860,351
Special Purpose Acquisition Vehicles	31,304,798	13,843,135	-	45,147,933
Corporate Obligations	-	-	3,319,569	3,319,569
Unsecured Notes	5,442,828	-	-	5,442,828
Warrants	278,095	77,361	0	355,456
Rights	5,050	16,500	-	21,550
Money Market Funds	5,488,351	-	-	5,488,351
Total	$183,278,572	$13,936,996	$3,337,848	$200,553,416

*The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Trust Certificates	Corporate Obligations	Warrants
Balance as of 12/31/2021	$70,568	$3,631,998	$0
Acquisitions	-	78,513	-
Dispositions	-	-	-
Transfers into (out of) Level 3	-	-	-
Accretion/Amortization	-	7	-
Corporate Actions	-	-	-
Realized Gain (Loss)	-	-	-
Change in unrealized appreciation (depreciation)	(52,289)	(390,949)	-
Balance as of 9/30/2022	$18,279	$3,319,569	$0
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2022	$(52,289)	$(390,949)	$-

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2022:

Category	Fair Value September 30, 2022	Valuation Methodologies	Unobservable Inputs	Range	Impact to valuation from an increase to input
Trust Certificates	18,279	Last Traded Price, Company-Specific Information	Market Assessments, Company's Financial Assessments	0.057-0.2201	Significant changes in market conditions and/or company's financials could result in direct and proportional changes in the fair value of the security
Corporate Obligations	3,319,569	Last Traded Price, Company-Specific Information	Terms of the Note/ Company's Financial Assessments/ Company Announcements	60.74-71.983
Significant changes in company’s financials, changes to the terms of the notes or changes to the general business conditions impacting the company’s business may result in changes to the fair value of the securities

Warrants	0	Last Traded Price, Company-Specific Information	Market Assessments, Company's Financial Assessments	0.00	Significant changes in market conditions and/or company's financials could result in direct and proportional changes in the fair value of the security